RENTAL INCOME (Schedule of rental income) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Minimum rentals	$ 15,154,021	$ 15,821,401	$ 14,047,690
Contingent rentals	737,802	708,662	808,675
Total	15,891,823	16,530,063	14,856,365
Company owned property [Member]
Minimum rentals	9,308,907	9,920,860	8,564,516
Contingent rentals	421,743	386,815	483,948
Leased property [Member]
Minimum rentals	5,845,114	5,900,541	5,483,174
Contingent rentals	$ 316,059	$ 321,847	$ 324,727